Concentration of Credit Risk (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Sales Revenue [Member] | Customer A [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	26.00%	25.00%
Sales Revenue [Member] | Customer B [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	25.00%	0.00%
Sales Revenue [Member] | Customer C [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	16.00%	5.00%
Sales Revenue [Member] | Customer D [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	3.00%	49.00%
Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage			83.00%	97.00%
Accounts Receivable [Member] | Customer A [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	52.00%		22.00%
Accounts Receivable [Member] | Customer B [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	10.00%		25.00%
Accounts Receivable [Member] | Customer C [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	3.00%		35.00%